Earnings Per Share	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share

Note 21 — Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2014	2013	2012
Numerator:
Numerator for basic and diluted earnings per share	$422,122	$412,439	$391,371

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	159,012	161,330	168,275
Effect of assumed conversion of 0.50% convertible notes	20	24	24
Effect of dilutive stock options granted	2,334	1,764	1,138

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	161,366	163,118	169,437

Basic earnings per share	$2.65	$2.56	$2.33

Diluted earnings per share	$2.62	$2.53	$2.31

The weighted average effect of the repurchase of ordinary shares by the Company has been included in the calculation of basic earnings per share.

For the fiscal years ended September 30, 2014, 2013 and 2012, 1,064, 3,005 and 12,313 shares, respectively, on a weighted average basis, were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.